Accounting Policies, by Policy (Policies)	6 Months Ended
Mar. 31, 2025
Summary of Principal Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended September 30, 2024 filed on January 22, 2025.

In the opinion of the management of the Company, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended September 30, 2024. The results of operations for the six months ended March 31, 2024 and 2025 are not necessarily indicative of the results for the full years.

Going concern

Going concern

The Company has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 3,856,801 and RMB 4,534,513 as of September 30, 2024 and March 31, 2025, respectively. Net cash used in operating activities were RMB 2,088 and RMB 7,948 for the six months ended March 31, 2024 and 2025, respectively. As of September 30, 2024 and March 31, 2025, current liabilities exceeded current assets by RMB 1,271,179 and RMB 1,285,045, respectively. In addition, the Company disposed of its long-term apartment rental business in October 2023 and acquired Alpha Mind in December 2023. For the six months ended March 31, 2024 and 2025, the Company generated revenues of RMB 76,744 and RMB 175,675, respectively.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

On June 6, 2024, the Company and Burgeon Capital agreed to settle all outstanding principal amount and accrued interest under the Note with a total amount of US$27,342 by issuance of Class A ordinary shares. On June 30, 2025, the Company and MMTEC, Inc. agreed to extend the maturity date of the outstanding Note and accrued but unpaid interest to date to December 31, 2025.

The Company intends to meet the cash requirements for the next 12 months from the issuance date of this report through issuance of ordinary shares. On October 26, 2022, the Company’s Form F-3 to offer up to a total amount of US$300 million was declared effective. The Company plans to raise funds under the Form F-3 to support the Company’s operations.

There is a risk that management plan cannot alleviate the substantial doubt of the Company’s ability to continue as a going concern. There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. Should there be any unforeseen circumstances which may prevent the successful completion of the above mentioned plan in the next twelve months from the issuance of this report, the Company will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-owned foreign enterprise and VIEs over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary for accounting purposes. Alpha Mind WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Huaming Insurance and Huaming Yunbao because it has both of the following characteristics: (1) the power to direct activities at Huaming Insurance and Huaming Yunbao that most significantly impact such entity’s economic performance, and (2) the right to receive benefits from Huaming Insurance and Huaming Yunbao that could potentially be significant to such entity. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include impairment of goodwill.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the Renminbi (“RMB”). The functional currency of the Company’s entities incorporated in Cayman Islands, the United States and Hong Kong is the United States dollar (“US dollar”) and the functional currency of the Company’s PRC subsidiaries is RMB. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the unaudited condensed consolidated statements of operations and comprehensive (loss) income.

The financial statements of the Company’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the unaudited condensed consolidated statements of operations and comprehensive (loss) income.

The financial records of the Company’s subsidiaries are maintained in local currencies, which are the functional currencies.

Currency Convenience translation

Currency Convenience translation

The Company’s business is primarily conducted in the PRC and all of the revenues are denominated in RMB. The financial statements of the Company are stated in RMB. Translations of balances in the unaudited condensed consolidated balance sheet, and the related unaudited condensed consolidated statements of comprehensive (loss) income, shareholders’ deficits and cash flows from RMB into US dollars as of and for the six months ended March 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB 7.2567, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on March 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on March 31, 2025, or at any other rate.

Fair value

Fair value

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments, including cash and cash equivalents, accounts receivable, amounts due to a related party, other receivables, non-current restricted cash, accounts payable, notes payable and other payables, approximate their fair market value based on the short-term maturity of these instruments.

Business combination

Business combination

Business combinations are recorded using the acquisition method of accounting. The Company uses a screen to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use that which have original maturities of three months or less when purchased.

Restricted cash, non-current

Restricted cash, non-current

The Company, as an insurance agency, is required to reserve 10% of its registered capital in cash held in an escrow bank account pursuant to the China Banking and Insurance Regulatory Commission (“CBIRC”) rules and regulations, in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. Thus, the Company classified the balance for guarantee deposit as a non-current asset.

As of September 30, 2024 and March 31, 2025, the non-current restricted cash amounted to RMB 5,000 and RMB 5,000 respectively.

Accounts receivable, net

Accounts receivable, net

Accounts receivable represents insurance agency service fee or commission receivable on insurance products sold from insurance companies stated at net realizable values. The Company reviews its accounts receivable on a periodic basis to determine if the bad debt allowance is adequate, and adjust the allowance when necessary.

In establishing the allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Accounts are written off after exhaustive efforts at collection.

The Company acquired the insurance agency business in December 2023. As of September 30, 2024 and March 31, 2025, allowance for doubtful accounts were RMB 191 and RMB 40, respectively.

Prepayments

Prepayments

Prepayments are advanced to suppliers for future service rendering. As of September 30, 2024 and March 31, 2025, prepayments amounted to RMB 13,745 and RMB 15,258, respectively. For any advances to suppliers determined by management that such advances will not be in receipts or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of September 30, 2024 and March 31, 2025, no allowance for the doubtful accounts were deemed necessary.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Company assesses goodwill for impairment on annual basis or if indicator noted for goodwill impairment. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Company will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required.

Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

In December 2023, the Company recognized goodwill of RMB 1,284,218 arising from business combination of Alpha Mind (Note 4). As of September 30, 2024, the Company provided impairment test and asked specialists to review on the impairment and concluded an impairment amount of goodwill of RMB 574,978. As of March 31, 2025, the Company provided impairment test and asked specialists to review on the impairment and concluded an impairment amount of goodwill of RMB 644,908.

Intangible assets

Intangible assets

Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost). Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. As of March 31, 2025, the Company had automobiles with useful lives ranging between three and five years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized.

The Company did not record any impairment for the six months ended March 31, 2024 and 2025.

Operating leases

Operating leases

The Company determines if an arrangement is a lease at inception under FASB ASC Topic 842, Right of Use Assets (“ROU”) and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of its leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The ROU assets include adjustments for prepayments and accrued lease payments. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise such options.

ROU assets are reviewed for impairment when indicators of impairment are present. ROU assets from operating and finance leases are subject to the impairment guidance in ASC 360, Property, Plant, and Equipment, as ROU assets are long-lived non-financial assets.

ROU assets are tested for impairment individually or as part of an asset group if the cash flows related to the ROU asset are not independent from the cash flows of other assets and liabilities. An asset group is the unit of accounting for long-lived assets to be held and used, which represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. The Company recognized no impairment of ROU assets as of September 30, 2024 and March 31, 2025. Operating leases are included in operating lease ROU and operating lease liabilities (current and non-current), on the unaudited condensed consolidated balance sheets.

Revenue recognition

Revenue recognition

The Company recognizes revenue under Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company generates revenue primarily from its insurance agency services. According to the agency service contracts made by and between the Company and insurance carriers, the Company is authorized to sell insurance products provided by insurance carriers to the insureds as an insurance agent, and collects commission from the respective insurance carriers as revenue.

The commission charged is determined by the terms agreed in the agency service contract, typically a percentage of insurance premium. The performance obligation is considered met and revenue is recognized when the insurance agency services are rendered and completed at the time an insurance policy becomes effective and the premium is collected from the insured.

The necessary data to reasonably determine the revenue amount is controlled by the insurance carriers, and bill statement is confirmed with the Company on a monthly basis. The Company has met all the criteria of revenue recognition when the premiums are collected by the respective insurance carriers and not before, because collectability is not ensured until receipt of the premium. Therefore, the Company does not accrue any commissions prior to the receipt of the related premiums of insurance carriers, due to the specific practice in the industry.

The Company acquired the insurance agency business in December 2023. The Company recorded insurance agency commission revenue in the amount of RMB 76,744 and RMB 175,675 for the six months ended March 31, 2024 and 2025, respectively.

PRC value-added taxes and related taxes

PRC value-added taxes and related taxes

Pursuant to the PRC tax legislation, general taxpayers are normally subject to value-added-tax (VAT) of 6% in the modern service industries on a nationwide basis. The Company is subject to VAT of 6% for providing insurance agency service as general taxpayer. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount. The Company reports revenue net of PRC’s VAT for all the periods presented on the statements of operations and comprehensive income (loss).

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of commissions paid to distribution channels. The Company generally recognizes commissions as cost of revenues when incurred. The Company acquired the insurance agency business in December 2023. For the six months ended March 31, 2024 and 2025, the cost of revenue amounted to RMB 72,555 and RMB 171,379, respectively, from its continuing operations.

Income taxes

Income taxes

Current income taxes are provided on the basis of profit before income tax for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Company follows the asset and liability method of accounting for income taxes.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation.

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Company recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its unaudited condensed consolidated balance sheet and under other expenses in its unaudited condensed consolidated statement of comprehensive (loss) income. As of September 30, 2024 and March 31, 2025, the Company did not have any significant unrecognized uncertain tax positions.

Share-based compensation

Share-based compensation

The Company recognizes share-based compensation in the unaudited condensed consolidated statements of comprehensive (loss) income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Company in exchange for the equity award. Vesting of certain equity awards are based on the completion of initial public offering (“IPO”) and has a continued employment provision for a period of time following the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, research and development expenses or selling and marketing expenses, depending on the job functions of the grantees. For the six months ended March 31, 2024 and 2025, the Company recognized share-based compensation expenses of RMB 1,531 and nil, respectively, in the unaudited condensed consolidated statements of comprehensive (loss) income.

Earnings (Losses) per share

Earnings (Losses) per share

Basic (losses) earnings per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss) earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares, including preferred shares, convertible notes, share options and warrants are excluded from the computation in income periods should their effects be anti-dilutive. The Company had share options, convertible notes and warrants, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted (loss) earnings per share, the effect of the convertible redeemable and non-redeemable preferred shares, share options and warrants is computed using the two-class method or the as-if converted method, whichever is more dilutive.

Discontinued operations

Discontinued operations

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

As of September 30, 2023, the Group’s long-term apartment rental business in the PRC met all the conditions required in order to be classified as a discontinued operation. Accordingly, the operating results of long-term apartment rental business in the PRC are reported as a loss from discontinued operations in the accompanying unaudited condensed consolidated financial statements for all periods presented. In addition, the assets and liabilities related to long-term apartment rental business in the PRC are reported as assets and liabilities of discontinued operations in the accompanying unaudited condensed consolidated balance sheets. For additional information, see Note 3, “Disposition of Long-term Apartment Rental Business”.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents.

All of the Company’s cash and cash equivalents are held with financial institutions that the Company’s management believes to be high credit quality. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in the United States and the PRC which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Segment reporting

Segment reporting

The Company uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.

The Company’s CODM has been identified as the Chief Executive Officer who reviews the unaudited condensed consolidated results of operations when making decisions about allocating resources and assessing performance of the Company. The Company operates and manages its business as a single operating segment.

The Company’s long-lived assets are all located in the PRC and all of the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Recent accounting pronouncements

Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this ASU on its financial statements.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024-02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements and does not expect the adoption to have a material impact.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows—Overall, 250-10 Accounting Changes and Error Corrections— Overall, 260-10 Earnings Per Share— Overall, 270-10 Interim Reporting— Overall, 440-10 Commitments—Overall, 470-10 Debt—Overall, 505-10 Equity—Overall, 815-10 Derivatives and Hedging—Overall, 860-30 Transfers and Servicing—Secured Borrowing and Collateral, 932-235 Extractive Activities— Oil and Gas—Notes to Financial Statements, 946-20 Financial Services— Investment Companies— Investment Company Activities, and 974-10 Real Estate—Real Estate Investment Trusts—Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

Recently issued ASUs by the FASB, except for the ones mentioned above, have no material impact on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss or consolidated balance sheets.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.